Other financial assets - Additional information (Details 2) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Coral FLNG SA
Other financial assets
Proportion of ownership interest in associate	25.00%
Cardon IV SA
Other financial assets
Proportion of ownership interest in joint venture (as a percent)	50.00%
Mozambique Rovuma Venture SpA
Other financial assets
Proportion of ownership interest in joint venture (as a percent)	35.71%
Non-current financing receivables held for operating purposes | Minimum
Other financial assets
Discount rate applied to cash flow projections (as a percent)	1.70%	1.90%
Non-current financing receivables held for operating purposes | Maximum
Other financial assets
Discount rate applied to cash flow projections (as a percent)	4.80%	5.20%
Securities held for operating purposes | Maximum
Other financial assets
Maturity of securities held for operating purposes	5 years
Securities held for operating purposes | Within 5 years
Other financial assets
Amortized cost	€ 57